Senior Secured Notes (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 09, 2016	May 04, 2015	Jul. 31, 2016	Mar. 09, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument, Convertible, Conversion Price	$ 10.00			$ 10.00
Proceeds From Issuance Of Notes Payable And Warrants								$ 0	$ 12,425	$ 12,425	$ 0
Payments of Debt Issuance Costs				$ 50				50	218	218	0
Debt Instrument, Periodic Payment, Principal										$ 8,294
Debt Discount Percentage										15.00%
Debt Instrument, Description										Notes contain provisions that under certain events of default, as defined in the agreement, the amount owed could increase by amounts ranging from 115% to 120% of the face value depending on when the event occurred, and additionally, the interest rates would increase to 16.5% per annum upon the occurrence and continuance of an event of default. In addition, the Company may choose to repay the Notes early at a premium ranging from 115% to 120% of the face value depending on when the election is made.
Amortization of Debt Discount (Premium)				356			$ 304			$ 2,014	0
Amortization of Financing Costs										145	0
Accounts Payable and Accrued Liabilities										96
Gain (Loss) on Extinguishment of Debt				210	$ 0	$ (210)		(210)	$ (210)	$ (1,373)	$ 0
Stock Issued During Period, Shares, New Issues										2,070,000
Debt Related Commitment Fees and Debt Issuance Costs										$ 75
Value Of Shares Issued For Reduction Of Outstanding Principal Amount	$ 1,267			1,267
Convertible Notes Payable		$ 9,464								3,184
Fair Value Adjustment Of Debt Issuance Cost Capitalized	$ 183
Debt Conversion, Converted Instrument, Amount				281				$ 281
Repayments of Debt				$ 1,190						8,294
Old Conversion Price Of Warrants	$ 10.00			$ 10.00	$ 10.00		$ 10.00	$ 10.00
New Conversion Price Of Warrants	3.00			3.00	$ 3.00		$ 3.00	$ 3.00
General and Administrative Expense [Member]
Transaction Costs Expensed								$ 65
Payments In Cash [Member]
Debt Instrument, Periodic Payment, Interest										595
Payments In Shares [Member]
Debt Instrument, Periodic Payment, Interest										$ 7,699
Subsequent Event [Member]
Additional Payment Percentage On Early Repayment			15.00%
Repayments of Debt			$ 2,011
Subsequent Event [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	10.00			10.00
Subsequent Event [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	3.00			3.00
Warrant [Member]
Warrants Issued During Period Shares		537,500
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Old Conversion Price Of Warrants	10.00			10.00
New Conversion Price Of Warrants	3.00			$ 3.00
Common Stock [Member]
Debt Discount Percentage				15.00%						15.00%
Senior Notes [Member]
Debt Instrument, Face Amount		$ 12,500
Debt Instrument, Convertible, Conversion Price	$ 10.00	$ 10.00		$ 10.00
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Term		21 months
Payments of Debt Issuance Costs	$ 49
Debt Instrument, Periodic Payment, Principal				$ 1,190						$ 595
Stock Issued During Period, Shares, New Issues				1,032,332
Long-term Debt, Gross										$ 4,206
Debt Conversion, Converted Instrument, Shares Issued	703,644
Value Of Shares Issued For Reduction Of Outstanding Principal Amount	$ 1,267
Unregistered Common Stock Issued For Forgiveness Of Interest On Debt	$ 49
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	102.00%
Long Term Debt Covenant Minimum Cash Balance	$ 2,900			$ 2,900
Debt Conversion, Converted Instrument, Amount	$ 1,499
Debt Instrument, Maturity Date	Jun. 30, 2017
Senior Notes [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%			8.00%
Convertible Notes Payable	$ 3,016			$ 3,016
Senior Notes [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Notes Payable	$ 1,749			$ 1,749